ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Dec. 31, 2021	Sep. 30, 2022	May 31, 2021	May 31, 2020
Winvest Group Ltd [Member]
Stock Issued During Period, Shares, Acquisitions		102,238,200
[custom:MembershipInterest-0]		100.00%							100.00%
Issuance of common stock for donated service		98,984,744
Stockholders' Equity, Reverse Stock Split				1 for 250 reverse stock split			1 for 250 reverse split
Common Stock, Shares, Outstanding							16,513,983		2,081,719	2,078,299
Common Stock, Shares Authorized									4,500,000,000	4,500,000,000
Winvest Group Ltd [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Acquisitions									500,000,000
Winvest Group Ltd [Member] | Common Class B [Member]
Stock Issued During Period, Shares, Acquisitions									1,000,000
Winvest Group Ltd [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions	300,000,000
[custom:MembershipInterest-0]	90.00%
Shares Issued, Price Per Share	$ 0.001
Asset Acquisition, Consideration Transferred	$ 700,000
Winvests Group Ltd [Member]
[custom:MembershipInterest-0]		100.00%				100.00%		100.00%
Issuance of common stock for donated service		98,984,744
Sale of Stock, Number of Shares Issued in Transaction		102,238,200
Stockholders' Equity, Reverse Stock Split				1 for 250	1 for 250
Common Stock, Shares, Outstanding							16,513,983	17,411,217
Common Stock, Shares Authorized							4,500,000,000	4,500,000,000
Winvests Group Ltd [Member] | Share Exchange Agreement [Member]
[custom:MembershipInterest-0]			100.00%
Winvests Group Ltd [Member] | Common Class A [Member]
Sale of Stock, Number of Shares Issued in Transaction								500,000,000
Winvests Group Ltd [Member] | Common Class B [Member]
Sale of Stock, Number of Shares Issued in Transaction								1,000,000
Winvests Group Ltd [Member] | Series A Preferred Stock [Member]
[custom:MembershipInterest-0]	90.00%
Shares Issued, Price Per Share	$ 0.001
Asset Acquisition, Consideration Transferred	$ 700,000
Sale of Stock, Number of Shares Issued in Transaction	300,000,000
Nevada LLC [Member] | Winvest Group Ltd [Member]
Stock Issued During Period, Shares, Acquisitions						102,238,200
Nevada LLC [Member] | Winvests Group Ltd [Member]
Sale of Stock, Number of Shares Issued in Transaction						102,238,200
WSPVA [Member] | Winvest Group Ltd [Member]
Stock Issued During Period, Shares, Acquisitions									102,238,200
WSPVA [Member] | Winvests Group Ltd [Member]
Sale of Stock, Number of Shares Issued in Transaction								102,238,200
The Catalyst Group Entertainment [Member] | Winvests Group Ltd [Member] | Share Exchange Agreement [Member]
Sale of Stock, Number of Shares Issued in Transaction			900,000
Common Stock, Shares, Outstanding			17,411,217
Common Stock, Shares Authorized			4,500,000,000